Taxation (Details) - Schedule of Components of Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Bad debt provision	$ 96,812	$ 89,109
Total deferred tax assets	96,812	89,109
Valuation allowance
Deferred tax assets, net of valuation allowance:	$ 96,812	$ 89,109